RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Disclosure of transactions between related parties [line items]
Minimum usage fee commitment	$ 1,400,000
Key management personnel
Disclosure of transactions between related parties [line items]
Expenses for airplane usage, related party transactions	1.9	$ 1,500,000
Amount in account payable, related party transactions	0.1	300,000
DSUs | Key management personnel
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions	$ 10,560,000	$ 13,280,000